BLACKROCK MID-CAP VALUE SERIES, INC.

BlackRock Mid-Cap Value Fund

(the “Fund”)

Supplement dated December 12, 2025 to the Statement of Additional Information (“SAI”) of the Fund dated August 28, 2025, as supplemented to date

The following changes are made to the Fund’s SAI:

The section of the SAI entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. Tony DeSpirito and David Zhao are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of April 30, 2025.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Tony DeSpirito[1]	12 $25.93 Billion	12 $6.41 Billion	8 $275.89 Million	0 $0	0 $0	1 $52.01 Million
David Zhao	12 $25.93 Billion	12 $6.41 Billion	8 $275.89 Million	0 $0	0 $0	1 $52.01 Million

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager Beneficial Holdings

As of April 30, 2025, the Fund’s most recently completed fiscal year end, the dollar range of securities beneficially owned by the portfolio managers in the Fund is shown below:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Tony DeSpirito[1]	$500,001 - $1,000,000
David Zhao	$50,001 - $100,000

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

SAI-MCD-1225SUP